Intangible assets - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 27,909
Adjustment of opening net book amount for the application of IAS 29				$ 208,178
Intangible assets at end of period	33,679	$ 27,909
IAS 29
Activity of Intangible Assets [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29			$ 1,396
Goodwill
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	21,350	12,412
Adjustment of opening net book amount for the application of IAS 29			15,554
Exchange differences	(695)	(6,616)
Additions	0	0
Acquisition of subsidiaries	0
Disposal	(635)
Amortization charge	0	0
Intangible assets at end of period	20,020	21,350
Goodwill | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	21,350	12,412
Intangible assets at end of period	20,020	21,350
Goodwill | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	5,597	3,851
Adjustment of opening net book amount for the application of IAS 29			836
Exchange differences	(329)	(1,139)
Additions	2,080	3,217
Acquisition of subsidiaries	66
Disposal	(6)
Amortization charge	(1,147)	(1,168)
Intangible assets at end of period	6,261	5,597
Software | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	10,165	7,251
Intangible assets at end of period	11,976	10,165
Software | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(4,568)	(3,400)
Intangible assets at end of period	(5,715)	(4,568)
Trademarks
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	886	905
Adjustment of opening net book amount for the application of IAS 29			0
Exchange differences	(1)	(19)
Additions	6,431	0
Acquisition of subsidiaries	0
Disposal	0
Amortization charge	0	0
Intangible assets at end of period	7,316	886
Trademarks | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	2,442	2,461
Intangible assets at end of period	8,872	2,442
Trademarks | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(1,556)	(1,556)
Intangible assets at end of period	(1,556)	(1,556)
Others
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	76	24
Adjustment of opening net book amount for the application of IAS 29			0
Exchange differences	(16)	(1)
Additions	106	105
Acquisition of subsidiaries	0
Disposal	0
Amortization charge	(84)	(52)
Intangible assets at end of period	82	76
Others | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	338	234
Intangible assets at end of period	428	338
Others | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(262)	(210)
Intangible assets at end of period	(346)	(262)
Intangible assets
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	27,909	17,192
Adjustment of opening net book amount for the application of IAS 29			$ 16,390
Exchange differences	(1,041)	(7,775)
Additions	8,617	3,322
Acquisition of subsidiaries	66
Disposal	(641)
Amortization charge	(1,231)	(1,220)
Intangible assets at end of period	33,679	27,909
Intangible assets | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	34,295	22,358
Intangible assets at end of period	41,296	34,295
Intangible assets | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(6,386)	(5,166)
Intangible assets at end of period	$ (7,617)	$ (6,386)